Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
US$ [Member] | Period/Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	1	1	1
US$ [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	1	1	1
RMB [Member] | Period/Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	7.1672	7.2985	7.1268
RMB [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Foreign currency exchange rates	7.2524	7.1887	7.1074